RETIREMENT BENEFIT PLANS - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Loss on plan assets (excluding amounts included in net interest expense)	£ 359	£ 1,217	£ 352
Actuarial gains arising from changes in demographic assumptions	(163)	(113)	(51)
Actuarial losses arising from experience adjustments	86	84	91
Actuarial (gains)/losses arising from changes in financial assumptions	(182)	(786)	206
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	£ 100	£ 402	£ 598